Summary of error corrections - Consolidated statements of shareholders equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity	$ 28,365	$ 120,594	$ 133,611	$ 115,959
Net (loss) income	(95,752)	(39,395)	20,463
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity	(454,573)	(358,854)	(319,426)	(339,889)
Net (loss) income	(95,719)	(39,428)	20,463
Total Mynd.ai Shareholder's equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity	28,365	118,705	133,611	115,959
Net (loss) income	$ (95,719)	(39,428)	20,463
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		125,558	137,011	117,237
Net (loss) income		(37,831)	22,585
As Previously Reported | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		(353,890)	(316,026)	(338,611)
As Previously Reported | Total Mynd.ai Shareholder's equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		123,669	137,011
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		(4,965)	(3,400)	(1,278)
Net (loss) income		(1,565)	(2,122)
Adjustment | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		(4,965)	(3,400)	$ (1,278)
Adjustment | Total Mynd.ai Shareholder's equity
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total shareholders’ equity		$ (4,965)	$ (3,400)